Equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Jan. 22, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Net Profit (Loss) attributable to shareholders, basic			R$ 302,343	R$ (11,090)	R$ (36,348)
Average number of shares, basic	4,800,000	32,000,000	401,773,841	401,159,541	2,540,716,879
Diluted earnings (loss) per share			R$ 0.75	R$ (0.03)	R$ (0.01)
Basic earnings (loss) per share			0.75	R$ (0.03)	R$ (0.01)
Shares granted under compensation plans			R$ 103,520
Non-controlling interest			R$ 124,881	R$ 96,722
Reflex reserve			R$ (44,217)	R$ 125,299